Changes in significant accounting policies	12 Months Ended
Dec. 31, 2022
Changes in significant accounting policies [Abstract]
Changes in significant accounting policies
3.	Changes in significant accounting policies

a.	Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the current year

In the current year, the Group has applied a number of new and amended IFRS and interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for an accounting period that begins on or after January 1, 2022. The conclusions related to their adoption are described as follows:

New and amended IFRS Standards that are effective for the current year

The Group adopted the following amendments, which did not have any effects on the financial statements in the current year:

●	Amendments to IFRS 3, Business Combination – Reference to the conceptual framework

●	Amendments to IAS 16, Property, Plant and Equipment - Economic benefits before intended use

●	Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets – Onerous Contracts - Costs to complete a contract

●	Annual improvements to IFRS 2018-2021

New and revised IFRS Standards in issue but not yet effective

At the issuance date of these financial statements, the Group has not applied the following new and revised IFRS that have been issued but are not yet effective. Based on management’s analysis, the Group does not expect that the adoption of the following standards will have a material impact on the financial statements in future periods:

●	IFRS 17, Insurance contracts (1)

●	Amendments to IAS 1, Classification of liabilities as current or non-current (1)

●	Amendments to IAS 1, and Statement of practice 2 – Disclosure of accounting policies (1)

●	Amendments to IAS 8, Disclosure of accounting estimates (1)

●	Amendments to IAS 12, Deferred tax related to assets and liabilities arising from a single transaction (1)

●	Amendments to IAS 1, Classification of debt with covenants (2)

●	Amendments to IFRS 16 - Lease liability in a sale with leaseback (3)

(1)	Effective for annual reporting periods beginning on January 1, 2023

(2)	Effective for annual reporting periods beginning on January 1,2024

(3)	Effective date yet to be defined by the IASB